Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2025
Trade Receivables, Net [Abstract]
Schedule of Trade Receivables, Net
	December 31
	2025	2024
A. Composition:

Trade receivables	1,064	1,199
Less expected credit loss (see Note B below)	(6)	(55)
Trade receivables, net	1,058	1,144

Schedule of Three-level Provision Matrix

Three-level provision matrix

	Default rate	As of December 31, 2025	ECL	Default rate	As of December 31, 2024	ECL

Key customers IL	0.1%	993	1	0.1%	1,015	1
Other customers	3.5%	71	2	3.5%	184	6
Specific provision	-	-	3	-	-	48
Total		1,064	6		1,199	55